UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         8/02/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              51
                                                  -----------------------

Form 13F Information Table Value Total:             169880 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101          423       15196SH         SOLE            NONE      15196
COCA COLA COMPANY                 COM     191216100          248        3679SH         SOLE            NONE       3679
DISCOVER FINANCIAL SVCS           COM     254709108          163        6522SH         SOLE            NONE       6522
EXXON MOBIL CORPORATION           COM     30231G102          225        2858SH         SOLE            NONE       2858
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507          224       10809SH         SOLE            NONE      10809
INTL BUSINESS MACHINES            COM     459200101          156         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          166       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          423       30863SH         SOLE            NONE      30863
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         8745       77570SH         SOLE            NONE      77570
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        13958      204809SH         SOLE            NONE     204809
ISHARES S&P 350 S&P EURO IDX FD   COM     464287861          113        2914SH         SOLE            NONE       2914
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606         3609       34196SH         SOLE            NONE      34196
ISHARES S&P SM CAP GROWTH 600     COM     464287887         3637       47735SH         SOLE            NONE      47735
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        15009      142834SH         SOLE            NONE     142834
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         8758      103692SH         SOLE            NONE     103692
ISHARES TR BRCLYS AGGREG BD       COM     464287226          676        6235SH         SOLE            NONE       6235
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176         7692       67319SH         SOLE            NONE      67319
ISHARES TR S&P MUNI FD SHRT TRM   COM     464288158          108        1015SH         SOLE            NONE       1015
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         5683       63105SH         SOLE            NONE      63105
IVERNIA INC F                     COM     46582W108           16      100000SH         SOLE            NONE     100000
J M A R TECHNOLOGIES INC          COM     466212107           54       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          370        5770SH         SOLE            NONE       5770
MEDCOHEALTH SOLUTIONS             COM     58405U102          480        7820SH         SOLE            NONE       7820
MEDTRONIC INC                     COM     585055106          141        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1212       37024SH         SOLE            NONE      37024
PFIZER INCORPORATED               COM     717081103          167        8988SH         SOLE            NONE       8988
POWERSHS                          COM     73935S105         5696      188726SH         SOLE            NONE     188726
PROTEK CAP INC                    COM     74370A104            0      200000SH         SOLE            NONE     200000
PURE BIOSCIENCE                   COM     746218106           27       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          235        1845SH         SOLE            NONE       1845
SCH INTM TRSR ETF                 COM     808524854          336        6486SH         SOLE            NONE       6486
SCH ST TRSR ETF                   COM     808524862          292        5789SH         SOLE            NONE       5789
SCH US MID-CAP ETF                COM     808524508          196        7736SH         SOLE            NONE       7736
SCHW INTL EQ TEF                  COM     808524805          222        7981SH         SOLE            NONE       7981
SCHW US LCAP GRO ETF              COM     808524300          235        7601SH         SOLE            NONE       7601
SCHW US LCAP VAL ETF              COM     808524409          354       12455SH         SOLE            NONE      12455
SCHW US SCAP ETF                  COM     808524607          173        4993SH         SOLE            NONE       4993
SPDR BARCLAYS TBILL ETF 3 MONTH   COM     78464A680          231        5031SH         SOLE            NONE       5031
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         6218       38957SH         SOLE            NONE      38957
VANGUARD BOND IX INT              COM     921937819          972       11262SH         SOLE            NONE      11262
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         1262       15499SH         SOLE            NONE      15499
VANGUARD BOND IX TTL BD MKT       COM     921937835          675        8184SH         SOLE            NONE       8184
VANGUARD PACIFIC                  COM     922042866         4531       79966SH         SOLE            NONE      79966
VANGUARD REIT                     COM     922908553         4553       76975SH         SOLE            NONE      76975
VERIZON COMMUNICATIONS            COM     92343V104          149        4152SH         SOLE            NONE       4152
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        11340      486256SH         SOLE            NONE     486256
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315        10232      172869SH         SOLE            NONE     172869
WISDOMTREE GLBL EQ INC FD         COM     97717W877        14455      338533SH         SOLE            NONE     338533
WISDOMTREE LARGECAP DIV           COM     97717W307        27964      592323SH         SOLE            NONE     592323
WISDOMTREE MIDCAP DIV             COM     97717W505         3629       69741SH         SOLE            NONE      69741
WISDOMTREE SMALLCAP DIV           COM     97717W604         3501       76530SH         SOLE            NONE      76530


TOTAL                                                 $169880(x1000)

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